Unaudited Condensed Consolidated Statement of Changes in Stockholders’ Equity - USD ($)		Common Stock Class A	Common Stock Class B		Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Nov. 06, 2018				[1],[2]
Balance, Shares at Nov. 06, 2018				[1],[2]
Issuance of Class B common stock to Sponsor			$ 647	[1],[2]	24,353		25,000
Issuance of Class B common stock to Sponsor, Shares			6,468,750	[1],[2]
Net income (loss)				[1],[2]		(591)	(591)
Balance at Dec. 31, 2018			$ 647		24,353	(591)	24,409
Balance, Shares at Dec. 31, 2018			6,468,750	[1],[2]
Sale of units in initial public offering, gross		$ 2,330		[1],[3]	233,006,840		233,009,170
Sale of units in initial public offering, gross, Shares		23,300,917		[1],[3]
Offering costs					(13,355,381)		(13,355,381)
Sale of private placement warrants to Sponsor in private placement					6,660,183		6,660,183
Forfeiture of Class B common stock			$ (64)	[1],[3]	64
Forfeiture of Class B common stock, Shares	[1],[3]		(643,520)
Common stock subject to possible redemption		$ (2,215)			(221,529,085)		(221,531,300)
Common stock subject to possible redemption, Shares		(22,153,130)
Net income (loss)						192,924	192,924
Balance at Mar. 31, 2019		$ 115	$ 583	[1],[3]	4,806,974	192,333	5,000,005
Balance, Shares at Mar. 31, 2019		1,147,787	5,825,230	[1],[3]
Balance at Dec. 31, 2018			$ 647		24,353	(591)	24,409
Balance, Shares at Dec. 31, 2018			6,468,750	[1],[2]
Sale of units in initial public offering, gross		$ 2,330		[1],[2]	233,006,840		233,009,170
Sale of units in initial public offering, gross, Shares		23,300,917		[1],[2]
Offering costs				[1],[2]	(13,355,381)		(13,355,381)
Sale of private placement warrants to Sponsor in private placement				[1],[2]	6,660,183		6,660,183
Forfeiture of Class B common stock			$ (64)	[1],[2]	64
Forfeiture of Class B common stock, Shares			(643,520)	[1],[2]
Common stock subject to possible redemption		$ (2,237)		[1],[2]	(223,660,524)		(223,662,761)
Common stock subject to possible redemption, Shares		(22,366,276)		[1],[2]
Net income (loss)				[1],[2]		2,324,388	2,324,388
Balance at Dec. 31, 2019		$ 93	$ 583		2,675,535	2,323,797	5,000,008
Balance, Shares at Dec. 31, 2019		934,641	5,825,230	[1],[2]
Balance at Mar. 31, 2019		$ 115	$ 583	[1],[3]	4,806,974	192,333	5,000,005
Balance, Shares at Mar. 31, 2019		1,147,787	5,825,230	[1],[3]
Common stock subject to possible redemption		$ (8)		[1],[3]	(808,902)		(808,910)
Common stock subject to possible redemption, Shares		(80,891)		[1],[3]
Net income (loss)						808,915	808,915
Balance at Jun. 30, 2019		$ 107	$ 583	[1],[3]	3,998,072	1,001,248	5,000,010
Balance, Shares at Jun. 30, 2019		1,066,896	5,825,230	[1],[3]
Common stock subject to possible redemption		$ (8)		[1],[3]	(739,722)		(739,730)
Common stock subject to possible redemption, Shares		(73,973)		[1],[3]
Net income (loss)						739,729	739,729
Balance at Sep. 30, 2019		$ 99	$ 583	[1],[3]	3,258,350	1,740,977	5,000,009
Balance, Shares at Sep. 30, 2019		992,923	5,825,230	[1],[3]
Balance at Dec. 31, 2019		$ 93	$ 583		2,675,535	2,323,797	5,000,008
Balance, Shares at Dec. 31, 2019		934,641	5,825,230	[1],[2]
Common stock subject to possible redemption		$ (3)			(278,137)		(278,140)
Common stock subject to possible redemption, Shares		(27,814)
Net income (loss)						278,133	278,133
Balance at Mar. 31, 2020		$ 90	$ 583		2,397,398	2,601,930	5,000,001
Balance, Shares at Mar. 31, 2020		906,827	5,825,230
Common stock subject to possible redemption		$ 23			2,257,118		2,257,141
Common stock subject to possible redemption, Shares		225,714
Net income (loss)						(2,257,132)	(2,257,132)
Balance at Jun. 30, 2020		$ 113	$ 583		4,654,516	344,798	5,000,010
Balance, Shares at Jun. 30, 2020		1,132,541	5,825,230
Common stock subject to possible redemption		$ 28			2,769,982		2,770,010
Common stock subject to possible redemption, Shares		277,001
Net income (loss)						(2,770,010)	(2,770,010)
Balance at Sep. 30, 2020		$ 141	$ 583		$ 7,424,498	$ (2,425,212)	$ 5,000,010
Balance, Shares at Sep. 30, 2020		1,409,542	5,825,230

[1]	Share amounts have been retroactively restated to reflect the stock dividend of 718,750 shares of Class B common stock in February 2019 (see Note 4).
[2]	This number excludes up to 843,750 shares of Class B common stock that were subject to forfeiture to the extent the over-allotment option was not exercised in full or in part by the underwriters. On March 4, 2019, the underwriters partially exercised their over-allotment option and on March 7, 2019, the underwriters waived the remainder of their over-allotment option. In connection therewith, the Sponsor forfeited 643,520 Founder Shares for cancellation by the Company.
[3]	Share amounts include up to 843,750 shares of Class B common stock that were subject to forfeiture to the extent the over-allotment option was not exercised in full or in part by the underwriters. On March 4, 2019, the underwriters partially exercised their over-allotment option and on March 7, 2019, the underwriters waived the remainder of their over-allotment option. In connection therewith, the Sponsor forfeited 643,520 shares of Class B common stock for cancellation by the Company.